Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill [Roll Forward]
Opening balance	$ 8,731,689	$ 9,051,410
Prior period acquisition	0	5,109
Impairment	0	(364,248)
Foreign exchange movement	(5,909)	39,418
Closing balance	$ 8,725,780	$ 8,731,689